Commitments and Contingencies - Schedule of Future Minimum Purchase Commitment Related to the Purchase (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Purchase Commitment Related to the Purchase [Abstract]
Less than one year	$ 5,109
Two to five years	3,962
Total	$ 9,071